Leases - Summary of maturities of operating lease payments (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	£ 746	£ 804
Lease liabilities included in the balance sheet	605	633
Current	71	68
Non-current	534	565
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	94	92
One to five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	320	318
More than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	£ 332	£ 394